SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	$ 30,986	$ 31,814	$ 31,809
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	14,364	16,212	16,480
Medical services
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	9,727	8,355	8,712
Rental fees and maintenance
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	1,062	1,246	1,013
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	1,391	1,978	1,789
Cost of devices
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	778	1,025	1,013
Sub-contractors and others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	$ 3,664	$ 2,998	$ 2,802